X-SQUARE BALANCED FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

Description	Shares	Value
COMMON STOCKS (62.22%)
COMMUNICATIONS (5.76%)
Alphabet, Inc., Class C	5,735	$1,645,142
AppLovin Corp., Class A(a)	2,224	885,152
Booking Holdings, Inc.	132	555,762
Expedia Group, Inc.	3,527	814,349
Meta Platforms, Inc., Class A	1,984	1,135,106
Zillow Group, Inc., Class C(a)	2,688	111,229
		5,146,740

CONSUMER DISCRETIONARY (12.62%)
Amazon.com, Inc.(a)	3,969	826,624
Chipotle Mexican Grill, Inc.(a)	14,651	468,979
Copart, Inc.(a)	18,508	614,466
Domino's Pizza, Inc.	1,009	362,019
Home Depot, Inc.	1,938	637,389
Lennar Corp., Class A	6,289	546,137
MercadoLibre, Inc.(a)	482	833,388
PulteGroup, Inc.	7,635	897,952
QXO, Inc.(a)	18,907	367,174
RH(a)	2,522	352,626
Ross Stores, Inc.	9,835	2,130,555
Tesla, Inc.(a)	2,861	1,063,577
TJX Cos., Inc.	8,945	1,428,517
Tractor Supply Co.	16,570	750,621
		11,280,024

CONSUMER STAPLES (4.46%)
Altria Group, Inc.	13,112	865,261
BJ's Wholesale Club Holdings, Inc.(a)	6,076	598,000
Dollar General Corp.	4,788	568,479
PepsiCo, Inc.	5,254	815,894
Philip Morris International, Inc.	6,803	1,124,808
Walmart, Inc.	66	8,202
		3,980,644

ENERGY (6.29%)
Cenovus Energy, Inc.	19,199	509,349
EOG Resources, Inc.	5,150	744,536
Expand Energy Corp.	7,696	844,867
New Fortress Energy, Inc.(a)	60,952	35,962
Occidental Petroleum Corp.	16,800	1,092,000
Suncor Energy, Inc.	36,323	2,401,313
		5,628,027

FINANCIALS (7.42%)
Ally Financial, Inc.	14,994	588,215
Berkshire Hathaway, Inc., Class B(a)	2,229	1,068,137
Chubb, Ltd.	3,332	1,085,999
Coinbase Global, Inc.(a)	748	130,608
Intercontinental Exchange, Inc.	2,775	436,452

X-SQUARE BALANCED FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

Description	Shares	Value
FINANCIALS (continued)
JPMorgan Chase & Co.	29	$8,531
MarketAxess Holdings, Inc.	2,181	359,821
Mastercard, Inc., Class A	1,534	766,478
NU Holdings, Ltd.(a)	81,375	1,169,358
OFG Bancorp	3,525	142,622
PayPal Holdings, Inc.	8,422	380,927
Truist Financial Corp.	10,740	493,718
		6,630,866

HEALTH CARE (2.96%)
AbbVie, Inc.	2,808	610,712
Amgen, Inc.	2,650	932,403
Bausch Health Cos., Inc.(a)	11,163	60,280
Johnson & Johnson	4,260	1,041,315
		2,644,710

INDUSTRIALS (8.59%)
Fastenal Co.	21,713	1,007,483
Generac Holdings, Inc.(a)	4,243	828,785
General Dynamics Corp.	3,319	1,139,147
Lockheed Martin Corp.	1,668	1,008,123
RXO, Inc.(a)	17,913	261,888
TransDigm Group, Inc.	685	793,888
United Rentals, Inc.	1,687	1,229,080
XPO, Inc.(a)	7,317	1,423,522
		7,691,916

MATERIALS (5.96%)
DuPont de Nemours, Inc.	8,682	397,636
Freeport-McMoRan, Inc.	13,817	812,163
Glencore PLC, ADR	75,857	1,151,509
LyondellBasell Industries NV, Class A	7,699	620,231
Rio Tinto PLC, ADR	7,571	706,299
Sasol, Ltd., ADR(a)	48,626	630,193
Tecnoglass, Inc.	8,348	371,903
Vale SA, ADR	39,878	634,459
		5,324,393

TECHNOLOGY (8.16%)
Advanced Micro Devices, Inc.(a)	7,099	1,444,150
Akamai Technologies, Inc.(a)	5,251	603,077
Booz Allen Hamilton Holding Corp.	3,594	280,440
Fortinet, Inc.(a)	8,702	711,127
Garmin, Ltd.	4,879	1,131,977
Micron Technology, Inc.	5,314	1,795,282
Oracle Corp.	3,528	519,004
Shopify, Inc., Class A(a)	6,870	814,919
		7,299,976

TOTAL COMMON STOCKS (Cost $42,484,328)		55,627,296

X-SQUARE BALANCED FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

	Principal
	Amount	Value
MORTGAGE-BACKED SECURITIES (27.47%)
Residential (27.47%)
Ginnie Mae II Pool, Series MA6540 - 2021
03/20/50, 2.50%	$1,496,459	$1,293,398
Ginnie Mae II Pool, Series MA6985 - 2020
11/20/50, 2.00%	4,290,305	3,464,658
Ginnie Mae II Pool, Series MA7312 - 2021
04/20/51, 2.50%	1,591,195	1,369,933
Ginnie Mae II Pool, Series MA7417 - 2021
06/20/51, 2.00%	3,252,104	2,688,095
Ginnie Mae II Pool, Series MA7533 - 2021
08/20/51, 2.00%	4,411,847	3,646,706
Ginnie Mae II Pool, Series MA7648 - 2021
10/20/51, 2.00%	4,321,179	3,571,762
Ginnie Mae II Pool, Series MA7704 - 2021
11/20/51, 2.00%	3,844,954	3,178,128
Ginnie Mae II Pool, Series MA7766 - 2021
12/20/51, 2.00%	3,231,355	2,670,945
Ginnie Mae II Pool, Series 785221 - 2020
12/20/50, 2.00%	1,059,341	867,971
Ginnie Mae II Pool, Series 785657 - 2021
10/20/51, 2.50%	2,104,019	1,811,347

TOTAL MORTGAGE-BACKED SECURITIES (Cost $24,761,774)		24,562,943

GOVERNMENT BONDS (2.98%)
U.S. Treasury Bond
08/15/32, 2.75%	1,650,000	1,526,056
U.S. Treasury Notes
10/31/26, 1.63%	45,600	45,032
04/30/30, 3.88%	800,000	799,125
11/15/35, 4.00%	300,000	292,641
		1,136,798

TOTAL GOVERNMENT BONDS (Cost $2,684,772)		2,662,854

SHORT-TERM INVESTMENTS (6.61%)
U.S. Treasury Bills
05/14/26, 3.46%	650,000	647,174

X-SQUARE BALANCED FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
06/11/26, 3.50%	$4,500,000	$4,468,073
06/25/26, 3.61%	800,000	793,224
		5,908,471

TOTAL SHORT-TERM INVESTMENTS (Cost $5,909,170)		5,908,471

TOTAL INVESTMENTS (99.28%) (Cost $75,840,044)		88,761,564
Other Assets In Excess Of Liabilities (0.72%)		645,269
NET ASSETS (100.00%)		$89,406,833

(a)	Non-income producing security.

NOTE 1 — ORGANIZATION AND REGISTRATION

X-Square Balanced Fund, LLC (the “Fund”) is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a diversified investment company with an investment objective which seeks conservation of capital, current income and long-term growth of capital and income. The Fund currently offers Class A, Class C and Institutional Class Shares. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own expense structures. The Fund’s Investment Adviser is X-Square Capital, LLC.

NOTE 2 — FAIR VALUE MEASUREMENTS

The Fund discloses the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$55,627,296	$–	$–	$55,627,296
Government Bonds	2,662,854	–	–	2,662,854
Mortgage-Backed Securities	–	24,562,943	–	24,562,943
Short-Term Investments	5,908,471	–	–	5,908,471
Total	$64,198,621	$24,562,943	$–	$88,761,564

(a)	For a detailed sector breakdown, see the accompanying Schedule of Investments.

There were no Level 3 securities held in the Fund at March 31, 2026.